Shareholder Report, Average Annual Return (Details)	12 Months Ended	22 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	42 Months Ended	46 Months Ended	54 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	79 Months Ended	93 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000081186
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright ADR ETF
C000216698
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
C000216699
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright FSM US Core ETF
C000201033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Dorsey Wright Short ETF
C000173320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Focused Equity ETF
C000227805
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Gerber Kawasaki ETF
C000226855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Hotel ETF
C000099071
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Insider Advantage ETF
C000237353
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares MSOS 2X Daily ETF
C000227806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Psychedelics ETF
C000211119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure Cannabis ETF
C000215439
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Pure US Cannabis ETF
C000223023
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Q Dynamic Growth ETF
C000092409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Ranger Equity Bear ETF
C000226856
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Restaurant ETF
C000105934
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares STAR Global Buy-Write ETF
C000194564
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AdvisorShares Vice ETF
Without Sales Load [Member] | C000081186
Average Annual Return [Line Items]
Average Annual Return, Percent	26.65%								5.80%					5.78%
Without Sales Load [Member] | C000216698
Average Annual Return [Line Items]
Average Annual Return, Percent	25.97%							11.25%
Without Sales Load [Member] | C000216699
Average Annual Return [Line Items]
Average Annual Return, Percent	27.72%							15.23%
Without Sales Load [Member] | C000201033
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.70%)								(19.75%)		(16.86%)
Without Sales Load [Member] | C000173320
Average Annual Return [Line Items]
Average Annual Return, Percent	16.20%								12.91%				13.08%
Without Sales Load [Member] | C000227805
Average Annual Return [Line Items]
Average Annual Return, Percent	20.16%			(4.45%)
Without Sales Load [Member] | C000226855
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%				5.35%
Without Sales Load [Member] | C000099071
Average Annual Return [Line Items]
Average Annual Return, Percent	19.10%								11.85%					9.31%
Without Sales Load [Member] | C000237353
Average Annual Return [Line Items]
Average Annual Return, Percent	(13.31%)	(69.34%)
Without Sales Load [Member] | C000227806
Average Annual Return [Line Items]
Average Annual Return, Percent	(47.29%)		(56.36%)
Without Sales Load [Member] | C000211119
Average Annual Return [Line Items]
Average Annual Return, Percent	33.14%								(29.87%)	(30.04%)
Without Sales Load [Member] | C000215439
Average Annual Return [Line Items]
Average Annual Return, Percent	33.39%						(27.42%)
Without Sales Load [Member] | C000223023
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%					9.03%
Without Sales Load [Member] | C000092409
Average Annual Return [Line Items]
Average Annual Return, Percent	0.08%								(18.69%)					(15.19%)
Without Sales Load [Member] | C000226856
Average Annual Return [Line Items]
Average Annual Return, Percent	13.85%				0.73%
Without Sales Load [Member] | C000105934
Average Annual Return [Line Items]
Average Annual Return, Percent	12.69%								6.24%					5.39%
Without Sales Load [Member] | C000194564
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%								4.22%			3.58%
MSCI EAFE Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Average Annual Return, Percent	11.54%								6.46%					4.33%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	19.38%							9.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%							14.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%								15.05%		13.80%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%								15.05%				14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%			9.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				10.80%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.13%								14.14%					12.15%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	18.18%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%		9.04%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%								15.05%	14.82%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%						13.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%					13.18%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%								15.05%					12.86%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%				10.80%
MSCI All Country World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Average Annual Return, Percent	19.38%								10.76%					8.43%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%								15.05%			13.52%
AdvisorShares Dorsey Wright ADR ETF Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent	26.69%								5.81%					5.78%
AdvisorShares Dorsey Wright FSM All Cap World ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	25.81%							11.23%
AdvisorShares Dorsey Wright FSM U.S. Core ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	27.77%							15.22%
AdvisorShares Dorsey Wright Short ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.60%)								(19.80%)		(16.89%)
AdvisorShares Focused Equity ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	15.84%								12.98%				13.08%
AdvisorShares Gerber Kawasaki (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	20.12%			(4.47%)
AdvisorShares Hotel ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.70%				5.34%
AdvisorShares Insider Advantage ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.93%								11.85%					9.29%
AdvisorShares MSOS 2X Daily ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	(14.42%)	(69.39%)
AdvisorShares Psychedelics ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	(47.74%)		(56.35%)
AdvisorShares Pure Cannabis ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	33.05%								(29.85%)	(29.99%)
AdvisorShares Pure US Cannabis ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	30.99%						(27.53%)
AdvisorShares Q Dynamic Growth Portfolio ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	18.81%					9.03%
AdvisorShares Ranger Equity Bear ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	0.13%								(18.69%)					(15.19%)
AdvisorShares Restaurant ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%				0.72%
AdvisorShares STAR Global Buy-Write ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	12.62%								6.28%					5.36%
AdvisorShares VICE ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	1.48%								4.21%			3.57%